RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Total remuneration	$ 5,416	$ 2,316
Paid in capacity as directors	2,440	996
Other remuneration	2,976	1,320
Total fixed remuneration	464	419
Cost of pension	15	11
Total variable remuneration	4,952	1,898
Share based payments	$ 2,976	$ 2,005